3. Summary of Significant Accounting Policies (Details - Contract balance) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Accounts receivable	$ 16,539	$ 27,777
Advance from customers	$ 17,632	$ 25,984